Label	Element	Value
Innovator U.S. Small Cap Power Buffer ETF™ - March | iShares Russell 2000 ETF, Expiration: 02/27/2026; Exercise Price: $2.15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	103.30%
Innovator U.S. Small Cap Power Buffer ETF™ - March | iShares Russell 2000 ETF, Expiration: 02/27/2026; Exercise Price: $214.65 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.40%
Innovator U.S. Small Cap Power Buffer ETF™ - March | iShares Russell 2000 ETF, Expiration: 02/27/2026; Exercise Price: $182.45 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)
Innovator U.S. Small Cap Power Buffer ETF™ - March | iShares Russell 2000 ETF, Expiration: 02/27/2026; Exercise Price: $252.32 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.60%)